UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 68.9%
	BASIC MATERIALS – 3.4%
$3,466,000	B2Gold Corp. (Canada) 3.250%, 10/1/20181, 2, 3, 4	$3,743,280
2,649,000	Horsehead Holding Corp. 3.800%, 7/1/20172	3,637,408
3,779,000	Sterlite Industries India Ltd. (India) 4.000%, 10/30/20141, 2	3,797,895
4,897,000	Stillwater Mining Co. 1.750%, 10/15/20322, 5	7,149,620
		18,328,203
	COMMUNICATIONS – 11.3%
4,158,000	Blucora, Inc. 4.250%, 4/1/20192, 3, 5	4,566,004
3,593,000	Ciena Corp. 4.000%, 12/15/20202	4,996,516
4,878,000	Ctrip.com International Ltd. (Cayman Islands) 1.250%, 10/15/20181, 2, 3, 4	5,332,264
3,028,000	HomeAway, Inc. 0.125%, 4/1/20192, 3, 4	2,965,547
1,651,000	Palo Alto Networks, Inc. 0.000%, 7/1/20192, 3	1,711,881
4,464,000	Qihoo 360 Technology Co., Ltd. (Cayman Islands) 2.500%, 9/15/20181, 2, 3, 4	5,150,340
4,504,000	SINA Corp. (Cayman Islands) 1.000%, 12/1/20181, 2, 3, 4	4,143,680
3,237,000	SouFun Holdings Ltd. (Cayman Islands) 2.000%, 12/15/20181, 2, 3, 4	2,967,924
5,547,000	VeriSign, Inc. 3.250%, 8/15/20372	8,441,841
4,407,000	Vipshop Holdings Ltd. (Cayman Islands) 1.500%, 3/15/20191, 2, 4	5,208,523
5,863,000	WebMD Health Corp. 1.500%, 12/1/20202, 3, 4	6,555,567
3,359,000	Yahoo!, Inc. 0.000%, 12/1/20182, 3, 4	3,359,000
4,966,000	Yandex N.V. (Netherlands) 1.125%, 12/15/20181, 2, 3	4,938,066
		60,337,153
	CONSUMER, CYCLICAL – 8.6%
1,489,000	Callaway Golf Co. 3.750%, 8/15/20192, 4, 5	1,836,123

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, CYCLICAL (Continued)
$1,622,000	Ezcorp, Inc. 2.125%, 6/15/20192, 3	$1,601,725
3,856,000	Iconix Brand Group, Inc. 2.500%, 6/1/20162	5,591,200
2,641,000	KB Home 1.375%, 2/1/20192, 4, 5	2,667,410
3,071,000	Meritage Homes Corp. 1.875%, 9/15/20322, 5	3,241,824
4,160,000	Meritor, Inc. 7.875%, 3/1/20262, 5	6,715,800
	Navistar International Corp.
1,552,000	4.500%, 10/15/20182, 3, 4	1,609,230
3,603,000	4.750%, 4/15/20192, 3, 4	3,861,966
2,527,000	Ryland Group, Inc. 1.625%, 5/15/20182	3,525,165
7,773,000	Tesla Motors, Inc. 1.250%, 3/1/20212, 4	7,554,384
2,534,000	WESCO International, Inc. 6.000%, 9/15/20292, 5	7,782,548
		45,987,375
	CONSUMER, NON-CYCLICAL – 10.0%
1,970,000	Albany Molecular Research, Inc. 2.250%, 11/15/20182, 3, 4	2,831,875
1,312,000	AMAG Pharmaceuticals, Inc. 2.500%, 2/15/20192	1,389,080
2,830,000	Ascent Capital Group, Inc. 4.000%, 7/15/20202	2,647,819
2,481,000	Chiquita Brands International, Inc. 4.250%, 8/15/20162	2,510,462
2,037,000	Cubist Pharmaceuticals, Inc. 2.500%, 11/1/20172	4,998,289
3,706,000	Illumina, Inc. 0.000%, 6/15/20192, 3, 4	3,810,231
3,917,000	Incyte Corp. Ltd. 1.250%, 11/15/20202, 3, 4	5,295,294
2,328,000	Live Nation Entertainment, Inc. 2.500%, 5/15/20192, 3	2,429,850
4,317,000	Medicines Co. 1.375%, 6/1/20172, 4	5,299,117
2,096,000	PHH Corp. 6.000%, 6/15/20172	4,102,920
3,013,000	ServiceSource International, Inc. 1.500%, 8/1/20182, 3, 4	2,619,427

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$1,544,000	Spectranetics Corp. 2.625%, 6/1/20342, 5	$1,612,515
2,560,000	Spectrum Pharmaceuticals, Inc. 2.750%, 12/15/20182, 3	2,680,000
1,627,000	TAL Education Group (Cayman Islands) 2.500%, 5/15/20191, 2, 3, 4	2,016,463
2,616,000	Theravance, Inc. 2.125%, 1/15/20232	3,785,025
1,286,000	Vector Group Ltd. 2.500%, 1/15/20192, 6	1,725,183
2,779,000	Wright Medical Group, Inc. 2.000%, 8/15/20172, 4	3,824,599
		53,578,149
	ENERGY – 5.8%
1,805,000	Alon USA Energy, Inc. 3.000%, 9/15/20182, 3, 4	2,002,422
2,011,000	BPZ Resources, Inc. 8.500%, 10/1/20172, 4	2,375,494
2,847,000	Emerald Oil, Inc. 2.000%, 4/1/20192, 3, 4	3,135,259
2,095,000	Green Plains, Inc. 3.250%, 10/1/20182, 3, 4	3,551,025
2,577,000	JinkoSolar Holding Co., Ltd. (Cayman Islands) 4.000%, 2/1/20191, 2, 3	2,565,725
5,003,000	Newpark Resources, Inc. 4.000%, 10/1/20172	6,725,908
5,774,000	SolarCity Corp. 2.750%, 11/1/20182, 4	8,054,730
2,144,000	Vantage Drilling Co. (Cayman Islands) 5.500%, 7/15/20431, 2, 3, 5	2,345,000
		30,755,563
	FINANCIAL – 8.1%
3,000,000	American Residential Properties OP LP 3.250%, 11/15/20182, 3, 4	3,298,125
1,012,000	AmTrust Financial Services, Inc. 5.500%, 12/15/20212	1,667,270
5,600,000	Encore Capital Group, Inc. 3.000%, 7/1/20202, 3, 4	6,548,500
5,651,000	Forest City Enterprises, Inc. 4.250%, 8/15/20182, 4	6,406,821

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIAL (Continued)
$2,753,000	Forestar Group, Inc. 3.750%, 3/1/20202, 4	$2,992,167
1,851,000	Jefferies Group LLC 3.875%, 11/1/20292, 5	1,986,354
1,369,000	Meadowbrook Insurance Group, Inc. 5.000%, 3/15/20202, 4	1,456,274
4,634,000	MGIC Investment Corp. 9.000%, 4/1/20632, 3	5,980,756
3,902,000	Portfolio Recovery Associates, Inc. 3.000%, 8/1/20202, 3, 4	4,662,890
1,955,000	Radian Group, Inc. 2.250%, 3/1/20192	2,939,831
5,631,000	Walter Investment Management Corp. 4.500%, 11/1/20192, 4	5,240,350
		43,179,338
	INDUSTRIAL – 5.7%
2,430,000	Aegean Marine Petroleum Network, Inc. (Marshall Islands) 4.000%, 11/1/20181, 2, 4	2,463,413
4,722,000	Cemex S.A.B. de C.V. (Mexico) 3.750%, 3/15/20181, 2	7,174,489
1,619,000	Fluidigm Corp. 2.750%, 2/1/20342, 5	1,539,062
8,082,000	General Cable Corp. 4.500%, 11/15/20292, 6	8,031,487
2,064,000	Layne Christensen Co. 4.250%, 11/15/20182, 3, 4	1,878,240
2,360,000	TTM Technologies, Inc. 1.750%, 12/15/20202	2,590,100
2,595,000	UTi Worldwide, Inc. (Virgin Islands (British)) 4.500%, 3/1/20191, 2, 3, 4	2,773,406
2,738,000	Vishay Intertechnology, Inc. 2.250%, 6/1/20422, 3	3,785,285
		30,235,482
	TECHNOLOGY – 15.0%
3,617,000	Allscripts Healthcare Solutions, Inc. 1.250%, 7/1/20202, 3	4,175,374
3,086,000	Bottomline Technologies de, Inc. 1.500%, 12/1/20172	3,656,910
2,136,000	Cornerstone OnDemand, Inc. 1.500%, 7/1/20182, 3	2,419,661

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$4,189,000	Dealertrack Technologies, Inc. 1.500%, 3/15/20174	$5,628,969
2,963,000	GT Advanced Technologies, Inc. 3.000%, 12/15/20202, 4	5,177,843
3,803,000	Medidata Solutions, Inc. 1.000%, 8/1/20182, 3, 4	4,104,863
4,448,000	Microchip Technology, Inc. 2.125%, 12/15/20372	8,520,700
2,157,000	Micron Technology, Inc. 3.000%, 11/15/20432, 5	2,789,271
3,030,000	Novellus Systems, Inc. 2.625%, 5/15/20412	6,147,112
2,037,000	Proofpoint, Inc. 1.250%, 12/15/20182, 3, 4	2,443,127
3,114,000	SanDisk Corp. 1.500%, 8/15/20172, 4	6,350,614
3,202,000	ServiceNow, Inc. 0.000%, 11/1/20182, 3, 4	3,530,205
3,316,000	Spansion LLC 2.000%, 9/1/20202, 3, 4	5,452,747
4,885,000	SunEdison, Inc. 2.750%, 1/1/20212, 3	8,457,156
4,544,000	Take-Two Interactive Software, Inc. 1.750%, 12/1/20162	5,969,680
3,921,000	Workday, Inc. 1.500%, 7/15/20202	5,183,562
		80,007,794
	UTILITIES – 1.0%
93,471	CenterPoint Energy, Inc. 3.719%, 9/15/20292, 5, 6	5,181,098

	TOTAL CORPORATE BONDS (Cost $334,498,875)	367,590,155

Number of Shares

	PREFERRED STOCKS – 23.2%
	BASIC MATERIALS – 0.6%
142,900	ArcelorMittal (Luxembourg) 6.000%, 1/15/20161, 2	3,218,108

	COMMUNICATIONS – 0.5%
7,448	Iridium Communications, Inc. 6.750%, 12/31/20492	2,463,947

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	CONSUMER, CYCLICAL – 0.5%
51,861	Continental Airlines Finance Trust II 6.000%, 11/15/20302, 4, 5	$2,581,703

	CONSUMER, NON-CYCLICAL – 6.1%
16,058	Alere, Inc. 3.000%, 12/31/20492	5,169,552
74,090	Bunge Ltd. (Bermuda) 4.875%, 12/31/20491, 2, 4	7,670,167
3,888	HealthSouth Corp. 6.500%, 12/31/20492	5,057,802
35,012	Omnicare Capital Trust II 4.000%, 6/15/20332, 5	2,859,080
34,863	Post Holdings, Inc. 3.750%, 12/31/20492, 3	4,155,669
5,970	Universal Corp. 6.750%, 12/31/20492, 5	7,497,574
		32,409,844
	ENERGY – 7.6%
6,423	Chesapeake Energy Corp. 5.750%, 12/31/20492, 3, 4	8,237,498
29,229	Energy XXI Bermuda Ltd. (Bermuda) 5.625%, 12/31/20491, 2	8,092,779
53,318	Goodrich Petroleum Corp. 5.375%, 12/31/20492, 4	2,843,182
85,688	McDermott International, Inc. (Panama) 6.250%, 4/1/20171, 2	2,371,844
23,234	Penn Virginia Corp. 6.000%, 12/31/20492	6,742,216
	Sanchez Energy Corp.
94,450	4.875%, 12/31/20492	8,683,497
8,813	6.500%, 12/31/20492	846,665
26,967	SandRidge Energy, Inc. 7.000%, 12/31/20492	2,988,281
		40,805,962
	FINANCIAL – 7.9%
207,466	Alexandria Real Estate Equities, Inc. 7.000%, 12/31/20492	5,700,128
82,963	AMG Capital Trust II 5.150%, 10/15/20372	5,231,854
2,399	Bank of America Corp. 7.250%, 12/31/20492	2,808,018

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIAL (Continued)
114,211	Health Care REIT, Inc. 6.500%, 12/31/20492	$6,616,814
106,623	iStar Financial, Inc. 4.500%, 12/31/20492, 5	6,851,061
29,256	KeyCorp 7.750%, 12/31/20492	3,820,980
2,040	OFG Bancorp (Puerto Rico) 8.750%, 12/31/20491, 2	3,442,755
39,795	Ramco-Gershenson Properties Trust 7.250%, 12/31/20492	2,453,163
4,316	Wintrust Financial Corp. 5.000%, 12/31/20492	5,342,129
		42,266,902
	TOTAL PREFERRED STOCKS (Cost $100,366,567)	123,746,466

	TOTAL INVESTMENTS – 92.1% (Cost $434,865,442)	491,336,621
	Other Assets in Excess of Liabilities – 7.9%	41,984,475

	TOTAL NET ASSETS – 100.0%	$533,321,096

	SECURITIES SOLD SHORT – (52.9)%
	COMMON STOCKS – (52.9)%
	BASIC MATERIALS – (2.3)%
(150,709)	ArcelorMittal (Luxembourg)1	(2,250,086)
(512,362)	B2Gold Corp. (Canada)*, 1	(1,496,097)
(138,878)	Horsehead Holding Corp.*	(2,535,912)
(4,917)	Sesa Sterlite Ltd. - ADR (India)1	(95,193)
(328,047)	Stillwater Mining Co.*	(5,757,225)
		(12,134,513)
	COMMUNICATIONS – (6.2)%
(115,193)	Blucora, Inc.*	(2,173,692)
(96,945)	Ciena Corp.*	(2,099,829)
(37,336)	Ctrip.com International Ltd. - ADR (China)*, 1	(2,390,998)
(30,784)	HomeAway, Inc.*	(1,071,899)
(216,340)	Iridium Communications, Inc.*	(1,830,236)
(9,280)	Palo Alto Networks, Inc.*	(778,128)
(24,149)	Qihoo 360 Technology Co., Ltd. - ADR (China)*, 1	(2,222,674)
(10,446)	SINA Corp. (China)*, 1	(519,897)
(73,932)	SouFun Holdings Ltd. - ADR (China)1	(723,794)
(6,122)	Time Warner Cable, Inc.	(901,771)
(24,406)	Time Warner, Inc.	(1,714,522)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
(3,086)	Time, Inc.*	$(74,743)
(142,757)	VeriSign, Inc.*	(6,967,969)
(14,149)	Vipshop Holdings Ltd. - ADR (China)*, 1	(2,656,333)
(81,983)	WebMD Health Corp.* - Class A	(3,959,779)
(29,609)	Yahoo!, Inc.*	(1,040,164)
(54,085)	Yandex N.V. - Class A (Netherlands)*, 1	(1,927,589)
		(33,054,017)
	CONSUMER, CYCLICAL – (5.1)%
(146,042)	Callaway Golf Co.	(1,215,069)
(54,067)	Ezcorp, Inc. - Class A*	(624,474)
(105,533)	Iconix Brand Group, Inc.*	(4,531,587)
(48,773)	KB Home	(911,080)
(23,279)	Meritage Homes Corp.*	(982,607)
(262,532)	Meritor, Inc.*	(3,423,417)
(49,896)	Navistar International Corp.*	(1,870,102)
(60,009)	Ryland Group, Inc.	(2,366,755)
(13,428)	Tesla Motors, Inc.*	(3,223,526)
(15,875)	United Continental Holdings, Inc.*	(651,986)
(85,161)	WESCO International, Inc.*	(7,356,207)
		(27,156,810)
	CONSUMER, NON-CYCLICAL – (9.2)%
(104,386)	Albany Molecular Research, Inc.*	(2,100,246)
(69,526)	Alere, Inc.*	(2,601,663)
(31,488)	AMAG Pharmaceuticals, Inc.*	(652,431)
(17,617)	Ascent Capital Group, Inc. - Class A*	(1,162,898)
(45,864)	Bunge Ltd.1	(3,469,153)
(21,748)	Chiquita Brands International, Inc.*	(235,966)
(63,333)	Cubist Pharmaceuticals, Inc.*	(4,421,910)
(72,594)	HealthSouth Corp.	(2,603,947)
(7,125)	Illumina, Inc.*	(1,272,098)
(56,761)	Incyte Corp. Ltd.*	(3,203,591)
(34,859)	Live Nation Entertainment, Inc.*	(860,669)
(100,447)	Medicines Co.*	(2,918,990)
(40,739)	Omnicare, Inc.	(2,711,995)
(142,109)	PHH Corp.*	(3,265,665)
(63,690)	Post Holdings, Inc.*	(3,242,458)
(61,352)	ServiceSource International, Inc.*	(355,842)
(31,992)	Spectranetics Corp.*	(731,977)
(155,665)	Spectrum Pharmaceuticals, Inc.*	(1,265,556)
(43,961)	TAL Education Group - ADR (China)*, 1	(1,208,927)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(6,584)	Theravance Biopharma, Inc. (Cayman Islands)*, 1	$(209,898)
(70,660)	Theravance, Inc.*	(2,104,255)
(85,277)	Universal Corp.	(4,720,082)
(43,788)	Vector Group Ltd.	(905,536)
(86,306)	Wright Medical Group, Inc.*	(2,710,008)
		(48,935,761)
	DIVERSIFIED – 0.0%
(4,084)	Leucadia National Corp.	(107,082)

	ENERGY – (8.5)%
(85,472)	Alon USA Energy, Inc.	(1,063,272)
(325,656)	BPZ Resources, Inc.*	(1,003,021)
(147,803)	Chesapeake Energy Corp.	(4,593,717)
(188,490)	Emerald Oil, Inc.*	(1,441,949)
(178,870)	Energy XXI Bermuda Ltd. (Bermuda)1	(4,226,698)
(55,021)	Goodrich Petroleum Corp.*	(1,518,580)
(84,374)	Green Plains, Inc.	(2,773,373)
(29,249)	JinkoSolar Holding Co., Ltd. - ADR (China)*, 1	(882,442)
(216,294)	McDermott International, Inc.*, 1	(1,749,818)
(337,895)	Newpark Resources, Inc.*	(4,210,172)
(387,234)	Penn Virginia Corp.*	(6,563,616)
(204,665)	Sanchez Energy Corp.*	(7,693,357)
(256,367)	SandRidge Energy, Inc.*	(1,833,024)
(66,957)	SolarCity Corp.*	(4,727,164)
(448,919)	Vantage Drilling Co.*, 1	(861,925)
		(45,142,128)
	FINANCIAL – (7.6)%
(7,011)	Affiliated Managers Group, Inc.*	(1,440,059)
(25,428)	Alexandria Real Estate Equities, Inc. - REIT	(1,974,230)
(90,469)	American Residential Properties, Inc. - REIT*	(1,696,294)
(30,940)	AmTrust Financial Services, Inc.	(1,293,601)
(2,151)	Bank of America Corp.	(33,061)
(98,350)	Encore Capital Group, Inc.*	(4,467,057)
(105,626)	Forest City Enterprises, Inc. - Class A*	(2,098,789)
(79,533)	Forestar Group, Inc.*	(1,518,285)
(68,045)	Health Care REIT, Inc. - REIT	(4,264,380)
(362,038)	iStar Financial, Inc. - REIT*	(5,423,329)
(30,753)	KeyCorp	(440,691)
(102,782)	Meadowbrook Insurance Group, Inc.	(739,003)
(85,871)	MGIC Investment Corp.*	(793,448)
(149,446)	OFG Bancorp (Puerto Rico)1	(2,751,301)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(42,159)	Portfolio Recovery Associates, Inc.*	$(2,509,725)
(147,554)	Radian Group, Inc.	(2,185,275)
(95,794)	Ramco-Gershenson Properties Trust - REIT	(1,592,096)
(52,335)	Walter Investment Management Corp.*	(1,558,536)
(87,693)	Wintrust Financial Corp.	(4,033,878)
		(40,813,038)
	INDUSTRIAL – (3.4)%
(104,095)	Aegean Marine Petroleum Network, Inc. (Greece)1	(1,050,318)
(416,481)	Cemex S.A.B. de C.V. - ADR (Mexico)*, 1	(5,510,043)
(16,772)	Fluidigm Corp.*	(493,097)
(180,639)	General Cable Corp.	(4,635,197)
(51,439)	Layne Christensen Co.*	(684,139)
(175,915)	TTM Technologies, Inc.*	(1,442,503)
(109,188)	UTi Worldwide, Inc.1	(1,129,004)
(199,449)	Vishay Intertechnology, Inc.	(3,089,465)
		(18,033,766)
	TECHNOLOGY – (10.6)%
(154,226)	Allscripts Healthcare Solutions, Inc.*	(2,475,327)
(71,884)	Bottomline Technologies (de), Inc.*	(2,150,769)
(24,098)	Cornerstone OnDemand, Inc.*	(1,108,990)
(83,017)	Dealertrack Technologies, Inc.*	(3,763,991)
(212,829)	GT Advanced Technologies, Inc.*	(3,958,619)
(77,642)	Lam Research Corp.	(5,247,046)
(38,057)	Medidata Solutions, Inc.*	(1,629,220)
(161,135)	Microchip Technology, Inc.	(7,864,999)
(62,121)	Micron Technology, Inc.*	(2,046,887)
(36,541)	Proofpoint, Inc.*	(1,368,826)
(54,117)	SanDisk Corp.	(5,651,438)
(27,288)	ServiceNow, Inc.*	(1,690,765)
(205,549)	Spansion, Inc. - Class A*	(4,330,918)
(290,525)	SunEdison, Inc.*	(6,565,865)
(166,569)	Take-Two Interactive Software, Inc.*	(3,704,495)
(35,894)	Workday, Inc. - Class A*	(3,225,435)
		(56,783,590)
	TOTAL SECURITIES SOLD SHORT (Proceeds $237,112,718)	$(282,160,705)

ADR – American Depository Receipt
LP – Limited Partnership
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	Convertible security.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

4	All or a portion of this security is segregated as collateral for securities sold short.
5	Callable.
6	Variable, floating or step rate security.

See accompanying Notes to Schedule of Investments.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Note 1 – Organization
Palmer Square SSI Alternative Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income and absolute return. The Fund commenced investment operations on May 25, 2012, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2014 (Unaudited)

(c) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Note 3 – Federal Income Taxes
At June 30, 2014, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$435,016,163

Gross unrealized appreciation	$66,700,434
Gross unrealized depreciation	(10,379,976)

Net appreciation on investments	$56,320,458

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2014 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Corporate Bonds*	$-	$367,590,155	$-	$367,590,155
Preferred Stocks*	-	123,746,466	-	123,746,466
Total Assets	$-	$491,336,621	$-	$491,336,621

Liabilities
Securities Sold Short
Common Stocks*	$282,160,705	$-	$-	$282,160,705
Total Liabilities	$282,160,705	$-	$-	$282,160,705

*
All corporate bonds and preferred stocks held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments

**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	8/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	8/29/2014

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	8/29/2014